THE ADVISORS’ INNER CIRCLE FUND	ACADIAN EMERGING MARKETS PORTFOLIO JANUARY 31, 2024 (Unaudited)

SCHEDULE OF INVESTMENTS COMMON STOCK — 94.9%

	Shares	Value
Brazil — 1.0%
Banco do Brasil	50,600	$577,451
Caixa Seguridade Participacoes S	185,900	533,566
Cia De Sanena Do Parana	11,751	66,435
CSN Mineracao	1,378,500	1,903,145
Fras-Le	46,100	143,109
Mahle Metal Leve	16,800	114,918
Nova Embrapar Participacoes * (A)	854	—
Seara Alimentos * (A)	911	—
TOTVS	45,400	290,027
Ultrapar Participacoes	217,200	1,235,406
Vibra Energia	155,600	747,473
VTEX, Cl A *	4,682	38,158
XP, Cl A	30,190	742,070

		6,391,758

China — 21.3%
37 Interactive Entertainment Network Technology Group, Cl A	1,522,074	3,522,492
Agricultural Bank of China, Cl H	12,501,000	4,840,275
Anhui Hengyuan Coal Industry and Electricity Power, Cl A	647,600	988,976
Autohome ADR	101,724	2,563,445
Bank of China, Cl H	7,440,926	2,792,359
Bank of Communications, Cl H	859,236	508,329
Baoxiniao Holding, Cl A	1,138,366	973,692
Bear Electric Appliance, Cl A	34,400	229,598
Beijing Caishikou Department Store, Cl A	96,300	163,150
Beijing Sanlian Hope Shin-Gosen Technical Service, Cl A	84,900	145,682
Bosideng International Holdings	362,000	163,645
BYD Electronic International	230,500	789,604
Central China Land Media, Cl A	94,200	124,150
Changhong Meiling, Cl A	556,425	573,661
Changjiang Publishing & Media, Cl A	639,958	632,931
Cheetah Mobile ADR *	3,235	6,664
Cheng De Lolo, Cl A	191,200	204,134
Chengdu Hongqi Chain, Cl A	82,300	51,584
Chengdu Kanghong Pharmaceutical Group, Cl A	63,500	134,130
China Citic Bank, Cl H	830,342	411,519
China Construction Bank, Cl H	33,657,715	19,988,092
China Merchants Bank, Cl H	362,500	1,321,453
China World Trade Center, Cl A	62,200	148,728
Chinese Universe Publishing and Media Group, Cl A	1,790,399	3,694,702
Chongqing Rural Commercial Bank, Cl H	731,622	284,556

THE ADVISORS’ INNER CIRCLE FUND	ACADIAN EMERGING MARKETS PORTFOLIO JANUARY 31, 2024 (Unaudited)

COMMON STOCK — continued

	Shares	Value
China — (continued)
De Rucci Healthy Sleep, Cl A	28,500	$114,219
Edan Instruments, Cl A	383,200	445,346
Focus Technology, Cl A	229,700	807,637
G-bits Network Technology Xiamen, Cl A	80,889	2,036,060
Goldcard Smart Group, Cl A	93,000	133,305
Guangdong Chj Industry, Cl A	229,300	198,339
Guangdong Vanward New Electric, Cl A	391,900	459,065
Hangzhou Alltest Biotech, Cl A	3,030	24,502
Hangzhou Haoyue Personal Care, Cl A	19,700	93,398
Healthcare, Cl A *	78,200	102,352
Hello Group ADR	93,940	551,428
HLA Group, Cl A	302,000	323,339
HUANLEJIA Food Group, Cl A	50,400	77,144
HUTCHMED China ADR *	3,693	46,163
Industrial & Commercial Bank of China, Cl H	8,778,000	4,276,028
JOYY ADR	32,859	1,007,457
Kanzhun ADR	20,617	286,783
Keboda Technology, Cl A	16,300	121,522
Kingnet Network, Cl A	1,776,600	2,353,276
Kunlun Energy	4,810,000	4,309,265
Loncin Motor, Cl A	2,159,831	1,379,364
Lonking Holdings	53,354	8,635
Lufax Holding ADR	62,275	147,592
Metallurgical Corp of China, Cl H	308,808	60,433
MINISO Group Holding ADR	28,297	479,917
MotoMotion China, Cl A	54,340	363,450
Newland Digital Technology, Cl A	43,800	96,283
Olympic Circuit Technology, Cl A	67,800	128,955
Opple Lighting, Cl A	298,600	655,964
PDD Holdings ADR *	70,960	9,002,695
Perfect World, Cl A	1,636,582	2,179,391
PetroChina, Cl H	16,930,000	12,246,584
Qudian ADR *	249,049	513,041
Quectel Wireless Solutions, Cl A	89,360	431,620
Rongan Property, Cl A	867,900	280,455
Shandong New Beiyang Information Technology, Cl A	207,900	168,638
Shanghai Bright Power Semiconductor, Cl A *	9,963	97,054
Shanghai Holystar Electrical Technology, Cl A	21,982	66,349
Shanghai Pudong Construction, Cl A	710,880	687,428
Shanghai Zhonggu Logistics, Cl A	48,200	48,316
Shenzhen Aisidi, Cl A	304,500	343,507
Shenzhen Fuanna Bedding and Furnishing, Cl A	298,800	395,358
Shenzhen Laibao Hi-tech, Cl A	840,200	937,549

THE ADVISORS’ INNER CIRCLE FUND	ACADIAN EMERGING MARKETS PORTFOLIO JANUARY 31, 2024 (Unaudited)

COMMON STOCK — continued

	Shares	Value
China — (continued)
Shui On Land	643,500	$57,748
Sinotruk Hong Kong	2,792,148	6,341,508
Suzhou Gold Mantis Construction Decoration, Cl A	278,246	134,190
Suzhou TZTEK Technology, Cl A	19,048	70,454
TAL Education Group ADR *	112,248	1,194,319
TCL Electronics Holdings	721,000	225,352
Tencent Holdings	612,200	21,250,271
Time Publishing and Media, Cl A	65,191	95,930
Triangle Tyre, Cl A	206,800	411,164
Universal Scientific Industrial Shanghai, Cl A	461,000	818,009
Vatti, Cl A	467,000	359,678
Vipshop Holdings ADR *	305,745	4,858,288
Wasu Media Holding, Cl A	25,200	23,488
Weaver Network Technology, Cl A	30,768	146,076
Weibo ADR	37,785	306,058
Weichai Power, Cl H	179,000	316,018
Xiamen Comfort Science & Technology Group, Cl A	669,700	606,312
Xiamen Jihong Technology, Cl A	103,000	208,600
Xiangyu Medical, Cl A	80,789	434,367
Yutong Bus, Cl A	253,800	536,032
ZBOM Home Collection, Cl A	23,000	47,864
Zhejiang Publishing & Media, Cl A	462,900	470,367
Zhejiang Semir Garment, Cl A	5,056,096	3,729,025
Zhejiang Supor, Cl A	46,000	323,978

		136,707,853

Colombia — 0.0%
Cementos Argos	77,006	126,564

Egypt — 0.0%
Ezz Steel SAE *	25,763	66,256

Greece — 0.2%
Cairo Mezz *	8,000	2,835
Fourlis Holdings	25,163	110,384
Motor Oil Hellas Corinth Refineries	6,565	179,855
National Bank of Greece *	144,184	1,096,239

		1,389,313

Hong Kong — 7.6%
Alibaba Group Holding	986,168	8,844,919
Asia Cement China Holdings	995,642	269,583
Baidu, Cl A *	215,050	2,784,299

THE ADVISORS’ INNER CIRCLE FUND	ACADIAN EMERGING MARKETS PORTFOLIO JANUARY 31, 2024 (Unaudited)

COMMON STOCK — continued

	Shares	Value
Hong Kong — (continued)
Brilliance China Automotive Holdings	1,552,000	$827,448
Cabbeen Fashion	107,928	13,805
China BlueChemical	994,491	273,823
China Coal Energy, Cl H	2,310,645	2,537,503
China Foods	421,556	155,882
China Harmony Auto Holding	895,780	59,995
China International Marine Containers Group, Cl H	202,346	140,493
China Minsheng Banking, Cl H	1,628,500	541,629
China Oriental Group	264,545	40,251
China Pacific Insurance Group, Cl H	2,005,715	3,690,461
China Taiping Insurance Holdings	633,800	526,133
Chinasoft International	248,000	141,324
Chongqing Machinery & Electric, Cl H	466,000	49,408
CITIC Resources Holdings	690,000	29,539
Consun Pharmaceutical Group	118,000	80,439
COSCO SHIPPING Ports	107	66
Dawnrays Pharmaceutical Holdings	79,485	11,351
Edvantage Group Holdings	102,310	28,462
FriendTimes	592,219	87,871
Fufeng Group	124,742	67,663
Grand Baoxin Auto Group *	379,968	11,187
Hisense Home Appliances Group, Cl H	71,000	170,450
Inkeverse Group *	1,150,000	109,675
JNBY Design	471,314	601,601
Joy City Property	780,000	20,900
Kingboard Holdings	85,000	151,292
Kingsoft	297,400	723,501
Kuaishou Technology, Cl B *	216,800	1,092,745
Launch Tech, Cl H	46,542	10,177
Lenovo Group	6,370,000	6,669,843
Maoye International Holdings	286,000	6,219
NetDragon Websoft Holdings	247,000	338,318
NetEase	344,500	6,696,429
New Oriental Education & Technology Group *	213,600	1,648,617
Orient Overseas International	12,500	186,603
Pou Sheng International Holdings	1,878,142	141,738
Renrui Human Resources Technology Holdings *	1,804	1,166
Sinopec Engineering Group, Cl H	1,555,500	780,185
Skyworth Group	5,139,486	1,629,235
Tongcheng Travel Holdings *	99,200	202,354
Uni-President China Holdings	123,000	69,092
Wasion Holdings	188,000	101,896
XD *	11,984	12,883

THE ADVISORS’ INNER CIRCLE FUND	ACADIAN EMERGING MARKETS PORTFOLIO JANUARY 31, 2024 (Unaudited)

COMMON STOCK — continued

	Shares	Value
Hong Kong — (continued)
Xiaomi, Cl B *	3,981,800	$6,273,442
Zoomlion Heavy Industry Science and Technology	100	53

		48,851,948

Hungary — 2.2%
MOL Hungarian Oil & Gas	344,269	2,821,473
OTP Bank Nyrt	241,161	11,174,375

		13,995,848

India — 16.6%
Action Construction Equipment	4,865	57,106
Andhra Paper	5,846	43,734
Andhra Sugars	40,305	53,902
Angel One	39,433	1,555,976
Apar Industries	34,366	2,613,702
Arvind	222,899	845,059
AurionPro Solutions	13,345	360,435
Aurobindo Pharma	16,447	227,816
Authum Investment & Infrastucture *	919	10,383
Bajaj Consumer Care	13,858	36,575
Bharat Dynamics	14,094	289,511
Bharat Petroleum	56,692	343,613
Birlasoft	35,233	359,958
BSE	41,354	1,156,491
CESC	662,003	1,140,852
Chennai Petroleum	105,361	1,082,512
Cigniti Technologies	12,994	156,296
Coal India	2,637,430	12,913,816
Cyient	63,035	1,499,538
Datamatics Global Services	22,513	188,666
DCM Shriram Industries	36,391	81,074
Dhampur Sugar Mills	21,205	67,510
Dhunseri Ventures	11,142	71,996
Elecon Engineering	96,672	1,280,148
Emami	68,908	414,732
ESAB India	690	45,713
Firstsource Solutions	23,361	57,567
Force Motors	1,976	94,450
Foseco India	724	32,274
GAIL India	171,102	356,027
GHCL	27,536	193,520
Gillette India	317	25,175
Godawari Power and Ispat	70,623	647,458
Godfrey Phillips India	3,147	93,312

THE ADVISORS’ INNER CIRCLE FUND	ACADIAN EMERGING MARKETS PORTFOLIO JANUARY 31, 2024 (Unaudited)

COMMON STOCK — continued

	Shares	Value
India — (continued)
Great Eastern Shipping	30,644	$365,089
Gujarat Industries Power	46,596	126,141
Gujarat Narmada Valley Fertilizers & Chemicals	40,046	362,461
Gujarat Pipavav Port	28,643	60,829
Gujarat State Fertilizers & Chemicals	30,351	109,337
HCL Technologies	850,103	16,122,802
Hindustan Aeronautics	244,067	8,832,136
IFGL Refractories	3,062	30,449
IIFL Securities	22,871	46,713
Indiabulls Housing Finance	237,041	634,311
Indian Metals & Ferro Alloys	11,326	89,832
Indian Oil	1,593,973	2,822,718
Indus Towers *	244,944	654,659
Intellect Design Arena	19,717	213,927
ITD Cementation India	38,041	148,679
J Kumar Infraprojects	56,858	439,973
Jagran Prakashan *	140,311	169,158
Jindal Saw	150,278	942,150
JK Tyre & Industries	23,242	147,622
Kalyani Steels	2,129	15,654
Karnataka Bank	729,817	2,236,579
KDDL	1,543	51,359
Kewal Kiran Clothing	27,438	253,352
Kirloskar Brothers	30,179	331,600
Kirloskar Industries	1,818	90,764
Kokuyo Camlin	7,933	13,816
Kolte-Patil Developers	10,994	67,664
KPIT Technologies	325,127	6,071,983
KSB	10,918	479,646
LG Balakrishnan & Bros	26,722	413,543
Mahanagar Gas	22,868	408,122
Maharashtra Seamless	59,388	755,561
Manappuram Finance	287,552	639,529
Mangalore Chemicals & Fertilizers	33,585	58,359
Mangalore Refinery & Petrochemicals *	1,189,092	2,539,305
Mazagon Dock Shipbuilders	42,052	1,158,512
MOIL	34,378	143,759
Mrs Bectors Food Specialities	22,178	317,370
MSTC	81	1,035
Multi Commodity Exchange of India	10,575	434,542
Nava	279,542	1,602,019
NCC	107,339	278,214
Neuland Laboratories	1,448	111,930

THE ADVISORS’ INNER CIRCLE FUND	ACADIAN EMERGING MARKETS PORTFOLIO JANUARY 31, 2024 (Unaudited)

COMMON STOCK — continued

	Shares	Value
India — (continued)
NIIT	30,311	$45,433
NIIT Learning Systems	59,181	334,874
NMDC	15,794	41,816
NRB Bearings	89,057	367,813
Nucleus Software Exports	6,979	134,164
Oil & Natural Gas	1,776,996	5,398,009
Oil India	202,404	1,039,408
Om Infra	7,017	11,018
Oracle Financial Services Software	21,547	1,691,448
Orient Cement	162,820	554,466
Pennar Industries *	81,342	150,592
Power Finance	1,033,760	5,519,878
Prakash Industries *	184,655	465,405
Prudent Corporate Advisory Services	2,724	46,809
PTC India	321,599	929,545
PTC India Financial Services	137,078	102,576
Ramky Infrastructure *	3,211	35,660
REC	664,518	3,991,867
Repco Home Finance	25,178	123,358
Savita Oil Technologies	3,290	16,554
Seshasayee Paper & Boards	25,001	103,963
Siyaram Silk Mills	37,411	239,564
SKM EGG Products Export	2,327	10,734
SMC Global Securities	1,350	1,785
Sonata Software	64,042	593,455
South Indian Bank	255,965	107,213
SP Apparels	13,232	98,954
Styrenix Performance Materials	4,846	89,946
Sutlej Textiles and Industries	30,377	23,984
Tamil Nadu Newsprint & Papers	47,442	183,036
Tamilnadu Petroproducts	92,741	113,738
Time Technoplast	122,412	257,093
TransIndia Real Estate *	17,795	11,958
Transport Corp of India	16,142	182,455
Triveni Turbine *	170,857	775,075
Ugar Sugar Works	75,362	72,678
Ujjivan Financial Services	70,867	486,528
Uniparts India	4,018	27,892
Vardhman Textiles	30,623	157,967
Voltamp Transformers	1,209	117,266
VST Tillers Tractors	1,352	54,280
Welspun Enterprises	6,449	27,567
West Coast Paper Mills	42,557	398,144

THE ADVISORS’ INNER CIRCLE FUND	ACADIAN EMERGING MARKETS PORTFOLIO JANUARY 31, 2024 (Unaudited)

COMMON STOCK — continued

	Shares	Value
India — (continued)
WNS Holdings ADR *	30,355	$2,105,119
Zensar Technologies	32,696	226,082

		106,657,269

Indonesia — 1.6%
ABM Investama	68,965	14,891
Adaro Energy Indonesia	30,027,555	4,552,987
AKR Corporindo	4,107,108	421,452
Astra International	2,997,100	971,182
Bank CIMB Niaga	1,583,567	176,452
Bank OCBC Nisp	239,061	18,861
Bank Pembangunan Daerah Jawa Barat Dan Banten	402,740	29,711
Bukit Asam	6,058,175	1,002,595
Gajah Tunggal *	1,763,835	121,278
Hanjaya Mandala Sampoerna	4,121,600	228,542
Indika Energy	279,534	24,446
Indo Tambangraya Megah	234,549	401,862
Map Aktif Adiperkasa	2,356,000	144,824
Mayora Indah	329,782	49,057
Medco Energi Internasional	4,666,119	359,811
Mitra Adiperkasa	1,992,700	246,813
Panin Financial *	3,262,500	53,341
Perusahaan Gas Negara	5,744,806	423,517
Perusahaan Perkebunan London Sumatra Indonesia	1,198,726	64,131
Puradelta Lestari	3,587,100	36,598
Trans Power Marine	904,900	37,041
Triputra Agro Persada	817,217	29,001
United Tractors	483,200	701,900
Wismilak Inti Makmur	244,200	26,772

		10,137,065

Luxembourg — 0.9%
Ternium ADR	143,355	5,542,104

Malaysia — 0.3%
Bermaz Auto	74,700	38,535
Dayang Enterprise Holdings	271,500	117,127
Fraser & Neave Holdings	8,000	46,850
Hong Leong Financial Group	7,900	27,425
IGB Real Estate Investment Trust ‡	44,400	16,500
Jaya Tiasa Holdings	233,300	56,154
Kim Loong Resources	25,400	10,928
KSL Holdings *	228,383	73,639

THE ADVISORS’ INNER CIRCLE FUND	ACADIAN EMERGING MARKETS PORTFOLIO JANUARY 31, 2024 (Unaudited)

COMMON STOCK — continued

	Shares	Value
Malaysia — (continued)
Magni-Tech Industries	13,700	$5,503
Mah Sing Group	181,900	36,032
Padini Holdings	133,600	100,271
Pelikan International	195,300	10,087
Sports Toto	109,140	34,380
YTL	1,875,000	924,401
YTL Power International	665,200	575,768

		2,073,600

Mexico — 0.7%
Cemex ADR *	513,268	4,249,859

Philippines — 0.0%
Semirara Mining & Power, Cl A	300,700	165,365
SSI Group	145,472	6,842

		172,207

Poland — 1.6%
Asseco Poland	529	9,637
Bank Polska Kasa Opieki	23,284	895,645
Budimex	19	3,251
Enea *	4,620	10,985
Grenevia *	97,579	73,870
PGE Polska Grupa Energetyczna *	306,895	646,243
Powszechna Kasa Oszczednosci Bank Polski	75,557	958,670
Powszechny Zaklad Ubezpieczen	621,531	7,483,336
Text	8,744	211,822

		10,293,459

Qatar — 0.0%
Ooredoo QPSC	85,673	251,772

Russia — 0.0%
Globaltrans Investment GDR * (A)	114,181	—
HeadHunter Group ADR * (A)	3,279	—
Novolipetsk Steel PJSC GDR (A)	189,918	—
Sberbank of Russia PJSC ADR (A)	447,493	—
Tatneft PJSC ADR * (A)	153,163	—

		—

Saudi Arabia — 4.9%
Abdullah Saad Mohammed Abo Moati Stationaries	11,635	92,287
Al Babtain Power & Telecommunication	68,237	522,755
Al-Dawaa Medical Services	54,790	1,680,117

THE ADVISORS’ INNER CIRCLE FUND	ACADIAN EMERGING MARKETS PORTFOLIO JANUARY 31, 2024 (Unaudited)

COMMON STOCK — continued

	Shares	Value
Saudi Arabia — (continued)
Almunajem Foods	3,250	$74,618
Alwasail Industrial	19,940	12,733
Americana Restaurants International	3,367,721	2,864,732
Arab National Bank	132,879	883,560
Arabian Centres	220,745	1,194,717
Arabian Contracting Services	9,040	626,078
Arabian Internet & Communications Services	37,876	3,304,711
Astra Industrial Group	15,882	545,995
BinDawood Holding	159,775	278,265
Dar Al Arkan Real Estate Development *	323,953	1,119,641
Electrical Industries	948,751	822,229
Elm	36,762	8,824,491
Etihad Etisalat	70,687	982,052
Gulf Insurance Group	47,835	413,921
Leejam Sports JSC	43,637	2,246,680
Middle East Specialized Cables *	64,677	347,253
Naba Alsaha Medical Services	370	5,722
National Agriculture Development *	21,708	172,604
Saudi Electricity	756,274	3,816,103
Saudi Marketing	49,360	325,899
Zamil Industrial Investment *	85,854	587,327

		31,744,490

Singapore — 0.0%
Riverstone Holdings	512,200	266,436

South Africa — 1.7%
Exxaro Resources	77,726	774,355
Hudaco Industries	688	5,843
Investec	266,871	1,761,051
Kumba Iron Ore	192,369	5,682,039
Lewis Group	13,447	30,589
Murray & Roberts Holdings *	58,238	3,919
Naspers, Cl N	4,480	751,404
Omnia Holdings	10,425	36,010
Sappi	216,323	515,194
Standard Bank Group	106,234	1,130,927
Sun International	12,734	28,746

		10,720,077

South Korea — 9.8%
Ace Bed	567	10,823
Advanced Process Systems	3,673	58,428

THE ADVISORS’ INNER CIRCLE FUND	ACADIAN EMERGING MARKETS PORTFOLIO JANUARY 31, 2024 (Unaudited)

COMMON STOCK — continued

	Shares	Value
South Korea — (continued)
AfreecaTV	6,179	$479,587
Ahnlab	7,852	427,163
AK Holdings	1,437	17,278
Binggrae	737	29,011
BNK Financial Group	95,862	539,156
Cheil Worldwide	37,434	515,218
CJ	22,209	1,559,929
Creas F&C	168	974
Daewon San Up	781	3,572
Daishin Securities	203	2,345
DB *	45,418	54,235
DB HiTek	51,947	1,925,794
DGB Financial Group	44,754	301,992
DMS *	9,421	44,041
Dongwon F&B	3,100	76,376
DoubleUGames	1,013	31,851
DRB Holding	528	2,169
DY POWER	2,434	22,920
Echo Marketing	11,644	83,708
Eugene Technology	17,747	556,970
Global Standard Technology	3,878	95,654
GS Holdings *	1,090	37,801
Hana Financial Group	285,984	10,226,060
Hancom *	13,764	251,021
Handsome	2,901	40,484
Hankook Tire & Technology	6,567	251,346
Hansol Technics	15,410	77,370
Hanwha	116,122	2,362,862
Hanwha Life Insurance *	137,009	311,031
Hanyang Securities	2,940	20,892
Hyundai Glovis	5,200	680,902
Hyundai Mobis	3,528	553,026
JB Financial Group	51,783	444,323
KB Financial Group	133,181	5,651,900
KC Tech	5,815	124,346
Kolon	6,767	85,698
Korea Cast Iron Pipe Industries	6,835	32,861
Korea Economic Broadcasting	15,443	69,894
Korean Reinsurance	11,443	64,767
Krafton *	433	69,434
KT *	120,435	3,190,082
Kyung Dong Navien	1,527	53,628
LEADCORP	6,795	29,363

THE ADVISORS’ INNER CIRCLE FUND	ACADIAN EMERGING MARKETS PORTFOLIO JANUARY 31, 2024 (Unaudited)

COMMON STOCK — continued

	Shares	Value
South Korea — (continued)
LG Electronics	101,726	$7,090,740
LG Uplus	410,109	3,139,911
Lock&Lock	6,971	29,834
LOT Vacuum	4,221	61,368
LX Hausys	9,289	269,515
Multicampus	1,070	28,578
NHN *	36,564	677,999
NOROO Paint & Coatings	6,264	41,547
PHA	2,685	20,027
Piolink	2,947	23,845
Rayence	15,821	106,716
Sajodaerim *	7,208	177,586
Samsung Electronics	256,288	13,925,880
Sangsangin *	1,723	4,453
Saramin *	6,553	86,427
SAVEZONE I&C CORP	11,048	20,290
Sebang	6,363	58,348
Sejong Industrial	26,717	110,925
Seoul Semiconductor	7,050	54,818
Seoyon	8,880	53,696
SGC e Tec E&C	939	13,112
Shinhan Financial Group	2,952	90,450
Shinsung Tongsang	76,333	106,163
SK Discovery	1,351	39,276
Suprema *	2,025	39,080
TK *	5,267	49,559
Tongyang Life Insurance *	14,899	54,880
Uju Electronics	2,037	24,055
Value Added Technology	4,138	99,229
WiSoL	13,595	75,761
Woongjin Thinkbig *	18,433	34,160
Woori Financial Group	398,023	4,126,844
YES24	471	1,756
Youngone	14,053	504,504

		62,709,617

Taiwan — 19.8%
Acer	1,437,000	2,110,370
Alpha Networks	215,000	264,391
Anpec Electronics	131,000	876,220
Apacer Technology	18,000	33,192
Arcadyan Technology	187,000	1,029,619
ASE Technology Holding	175,000	756,661

THE ADVISORS’ INNER CIRCLE FUND	ACADIAN EMERGING MARKETS PORTFOLIO JANUARY 31, 2024 (Unaudited)

COMMON STOCK — continued

	Shares	Value
Taiwan — (continued)
Asustek Computer	455,000	$6,460,687
Axiomtek	123,124	329,185
Champion Microelectronic	21,000	48,011
Cheng Uei Precision Industry	71,000	101,278
Chicony Electronics	160,000	838,916
China Ecotek	37,000	73,288
Chin-Poon Industrial	195,000	278,371
ChipMOS Technologies	479,000	653,894
ChipMOS Technologies ADR	2,816	75,694
Compal Electronics	2,778,000	3,185,967
Darfon Electronics	38,000	61,691
D-Link	375,000	231,405
Dynamic Holding	109,685	289,959
Elan Microelectronics	99,000	473,542
Elitegroup Computer Systems	160,000	157,731
Emerging Display Technologies	249,000	256,021
Ennoconn	78,000	670,695
Eva Airways	1,876,000	1,890,976
Evergreen Marine Taiwan	2,103,200	10,088,137
First Insurance	46,000	26,915
Fitipower Integrated Technology	112,450	841,965
FocalTech Systems	291,000	918,113
Gemtek Technology	550,000	622,592
General Plastic Industrial	30,000	32,320
Getac Holdings	294,000	966,782
Giantplus Technology	144,000	61,838
Global Brands Manufacture	453,000	924,185
Global Mixed Mode Technology	79,000	619,758
Gourmet Master	91,000	278,949
Hannstar Board	281,000	510,840
Hon Hai Precision Industry	952,648	3,116,326
International Games System	181,000	4,788,480
ITE Technology	73,000	354,483
Jess-Link Products	40,000	101,907
Keystone Microtech	13,000	120,582
Kindom Development	20,000	25,280
L&K Engineering	84,000	458,453
Lite-On Technology	612,061	2,119,637
M31 Technology	16,000	896,139
Machvision	12,000	105,571
Macroblock	200,000	644,270
MediaTek	346,000	10,676,738
Micro-Star International	464,000	2,691,214

THE ADVISORS’ INNER CIRCLE FUND	ACADIAN EMERGING MARKETS PORTFOLIO JANUARY 31, 2024 (Unaudited)

COMMON STOCK — continued

	Shares	Value
Taiwan — (continued)
MPI	39,000	$343,350
Nexcom International	115,000	171,990
Niko Semiconductor	70,000	122,457
Novatek Microelectronics	452,000	7,362,947
Nuvoton Technology	48,000	196,460
Orient Semiconductor Electronics	455,000	925,913
Phison Electronics	47,000	789,330
Pixart Imaging	114,000	578,660
Pou Chen	1,860,000	1,872,439
Powertech Technology	196,000	909,967
Promate Solutions	14,000	40,864
Qisda	19,000	28,225
Raydium Semiconductor	127,000	1,523,927
Realtek Semiconductor	815,000	12,196,802
Sea Sonic Electronics	37,000	108,697
Senao International	61,000	73,704
Sercomm	34,000	140,837
Silicon Motion Technology ADR	8,856	557,751
Simplo Technology	87,000	1,125,876
Sitronix Technology	43,000	373,115
Solteam	34,000	46,227
Star Comgistic Capital	147,723	154,371
Sunplus Innovation Technology	61,000	318,078
Sunplus Technology	360,000	370,779
Sunrex Technology	40,000	71,964
Syncmold Enterprise	20,000	48,988
Taiflex Scientific	23,000	35,415
Taiwan PCB Techvest	42,000	55,141
Taiwan Puritic	4,650	31,868
Taiwan Semiconductor Manufacturing	1,514,000	30,308,009
TTFB	6,600	49,674
Ubright Optronics	7,000	13,253
Ventec International Group	49,000	142,776
Wah Hong Industrial	35,000	38,717
Winbond Electronics	838,402	728,752
Wistron NeWeb	191,803	873,891
Wowprime	76,320	590,117
X-Legend Entertainment	10,200	20,192
Young Fast Optoelectronics	38,000	73,256
Zhen Ding Technology Holding	77,000	247,889
Zyxel Group	220,000	334,179

		127,136,085

THE ADVISORS’ INNER CIRCLE FUND	ACADIAN EMERGING MARKETS PORTFOLIO JANUARY 31, 2024 (Unaudited)

COMMON STOCK — continued

	Shares	Value
Thailand — 2.8%
Bangchak NVDR	851,200	$1,005,980
Bangkok Bank NVDR	2,127,800	8,456,211
Bangkok Chain Hospital NVDR	65,100	41,400
Banpu NVDR	1,411,900	246,473
BTS Rail Mass Transit Growth Infrastructure Fund	267,600	26,829
Index Livingmall NVDR	529,700	330,860
Lanna Resources NVDR	200,300	84,175
MK Restaurants Group NVDR	143,300	146,330
Polyplex Thailand NVDR	9,500	2,778
Pruksa Holding NVDR	47,600	16,185
PTT NVDR	3,379,600	3,208,183
PTT Exploration & Production NVDR	443,700	1,872,553
PTT Oil & Retail Business NVDR	1,895,500	955,177
Regional Container Lines NVDR	414,800	295,098
Star Petroleum Refining NVDR	369,900	87,446
Thai Oil NVDR	684,100	1,052,474

		17,828,152

Turkey — 0.7%
Agesa Hayat ve Emeklilik	166,794	319,473
Sok Marketler Ticaret	268,132	562,069
Turkiye Petrol Rafinerileri	735,335	3,622,880

		4,504,422

United Arab Emirates — 1.1%
Abu Dhabi National Oil for Distribution PJSC	341,323	329,897
Emaar Properties PJSC	2,558,282	5,172,519
Emirates NBD Bank PJSC	314,192	1,513,149
Sharjah Islamic Bank	117,456	75,138
TECOM Group PJSC	42,657	31,241
Yalla Group ADR *	20,634	105,853

		7,227,797

United Kingdom — 0.1%
Thungela Resources	121,723	766,085

THE ADVISORS’ INNER CIRCLE FUND	ACADIAN EMERGING MARKETS PORTFOLIO JANUARY 31, 2024 (Unaudited)

COMMON STOCK — continued

	Shares	Value
United States — 0.0%
Parade Technologies	9,000	$319,294

TOTAL COMMON STOCK (Cost $524,459,270)		610,129,330

PREFERRED STOCK(B) — 3.9%

Brazil — 3.8%
Cia de Ferro Ligas da Bahia FERBASA	156,632	326,896
Cia Energetica de Minas Gerais	981,179	2,285,404
Gerdau	1,479,579	6,292,332
Marcopolo	145,500	234,356
Noxville Investimentos * (A)	455	—
Petroleo Brasileiro	1,889,094	15,537,821

		24,676,809

South Korea — 0.1%
CJ	9,029	494,967

TOTAL PREFERRED STOCK (Cost $15,240,770)		25,171,776

MUTUAL FUND — 1.0%

United States — 1.0%
iShares MSCI Emerging Markets ETF	162,528	6,239,450

TOTAL MUTUAL FUND (Cost $6,247,272)		6,239,450

THE ADVISORS’ INNER CIRCLE FUND	ACADIAN EMERGING MARKETS PORTFOLIO JANUARY 31, 2024 (Unaudited)

RIGHT — 0.0%

	Number of Rights	Value

Taiwan — 0.0%
L&K Engineering, Expires 03/09/24	2,086	$3,732

TOTAL RIGHT (Cost $—)		3,732

WARRANT — 0.0%

	Number of Warrants

Thailand — 0.0%
Successmore Being PCL, Expires 05/28/25 * (A)	400	18

TOTAL WARRANT (Cost $—)		18

SHORT-TERM INVESTMENT — 0.2%

	Shares
FIRST AMERICAN TREASURY OBLIGATIONS FUND, Cl X, 5.370% (C) (Cost $1,275,676)	1,275,676	1,275,676

TOTAL INVESTMENTS— 100.0% (Cost $547,222,988)		$642,819,982

Percentages are based on Net Assets of $642,522,371.

*	Non-income producing security.
‡	Real Estate Investment Trust
(A)	Level 3 security in accordance with fair value hierarchy.
(B)	There is currently no rate available.
(C)	The rate shown is the 7 day effective yield as of January 31, 2024.

THE ADVISORS’ INNER CIRCLE FUND	ACADIAN EMERGING MARKETS PORTFOLIO JANUARY 31, 2024 (Unaudited)

ADR — American Depositary Receipt

Cl — Class

ETF — Exchange Traded Fund

GDR — Global Depositary Receipt

JSC — Joint Stock Company

MSCI — Morgan Stanley Capital International

NVDR — Non-Voting Depositary Receipt

PCL — Public Company Limited

PJSC — Public Joint Stock Company

QPSC — Qatari Public Shareholding Company

ACA-QH-003-3400